Interim Condensed Consolidated Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Non-current assets
Property and equipment	$ 2,216	$ 1,833
Right-of-use assets	4,763	4,632
Intangible assets	255,073	130,811
Deferred tax asset	5,741	6,418
Total non-current assets	267,793	143,694
Current assets
Trade and other receivables	22,500	21,160
Cash and cash equivalents	18,667	13,729
Total current assets	41,167	34,889
Total assets	308,960	178,583
Equity
Share capital	0	0
Capital reserve	90,334	78,037
Treasury shares	(29,998)	(29,998)
Share-based compensation reserve	12,234	10,624
Foreign exchange translation deficit	(5,399)	(10,812)
Hedging reserve	(645)	0
Retained earnings	73,156	75,337
Total equity	139,682	123,188
Non-current liabilities
Trade and other payables	597	0
Lease liability	4,045	3,819
Deferred payables	439	0
Deferred tax liability	7,339	2,258
Contingent consideration	7,957	0
Borrowings	75,824	19,582
Derivative financial instrument	3,018	0
Total non-current liabilities	99,219	25,659
Current liabilities
Trade and other payables	9,846	10,205
Deferred income	4,701	2,616
Contingent consideration	37,205	0
Deferred consideration	0	11,277
Borrowings and accrued interest	14,449	3,349
Lease liability	1,248	1,213
Income tax payable	2,610	1,076
Total current liabilities	70,059	29,736
Total liabilities	169,278	55,395
Total equity and liabilities	$ 308,960	$ 178,583